Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Useful Lives	Property and equipment is stated at historical cost less accumulated depreciation. Depreciation of furniture, vehicles and equipment is calculated using the straight-line method over the estimated useful lives as follows:
Useful Life (Years)
Building and Improvements	2-5
Machinery and Equipment	3-7
Trucks and Vehicles	3-5

Schedule of Identifiable Intangible Asset	Acquired identifiable intangible assets are amortized over the following periods:
Acquired intangible Asset	Amortization Basis	Expected Life (years)
Customer-Related	Straight-line basis	9-15
Marketing-Related	Straight-line basis	5
Technology-Related	Straight-line basis	7